JPMorgan Investment Trust

1111 Polaris Parkway

Columbus, Ohio 43240

March 1, 2006

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Investment Trust on behalf of:

JPMorgan Investment Trust Bond Portfolio

JPMorgan Investment Trust Government Bond Portfolio

JPMorgan Investment Trust Balanced Portfolio

JPMorgan Investment Trust Large Cap Growth Portfolio

JPMorgan Investment Trust Equity Index Portfolio

JPMorgan Investment Trust Diversified Equity Portfolio

JPMorgan Investment Trust Mid Cap Growth Portfolio

JPMorgan Investment Trust Diversified Mid Cap Portfolio

JPMorgan Investment Trust Mid Cap Value Portfolio

(together the “Portfolios”)

File Nos. 33-66080 and 811-7874

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Investment Trust (the “Registrant”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 22 (Amendment No. 23 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A. This filing includes name changes, changes in advisory and administration fees and expense limitations for certain portfolios, changes to the description of the investment strategy for the Diversified Mid Cap Portfolio (which will be renamed Intrepid Mid Cap Portfolio) and other non-material changes.

If you have any questions please call me at (614) 248-5749.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant General Counsel